SEGMENT INFORMATION (Schedule of Revenue by Geographical Area Based on Location of Assets) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	$ 101,980	$ 90,435	$ 97,035
Inter-segment revenue
Total revenue	101,980	90,435	97,035
USA [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	77,688	64,045	65,863
Inter-segment revenue	59,304	39,563	38,665
Total revenue	136,992	103,608	104,528
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers	24,292	26,390	31,172
Inter-segment revenue	1,095	1,629	2,899
Total revenue	25,387	28,019	34,071
Other Countries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers
Inter-segment revenue
Total revenue
Eliminations [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue from external customers
Inter-segment revenue	(60,399)	(41,192)	(41,564)
Total revenue	$ (60,399)	$ (41,192)	$ (41,564)